Financial Instruments - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between Level 1 and Level 2	$ 0		$ 0
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	19,730.4	[1]	18,827.8	[1]
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	19,669.1		18,787.5
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,462.5		1,559.5
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,162.3		3,034.5
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,942.6		7,790.6
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,355.5		3,370.6
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	924.2		979.0
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,407.0		1,416.6
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	349.6		542.1
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	65.4		94.6
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	61.3		40.3
Fair Value, Measurements, Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	1,254.6		1,329.6
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	49.1		8.9
Assets, Fair Value Disclosure	18,360.4		17,311.3
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1.9		0.3
Fair Value, Measurements, Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	164.5		195.8
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	49.1		8.9
Assets, Fair Value Disclosure	19,779.5		18,836.7
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1.9		0.3
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,237.5		1,311.4
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	18,311.3		17,302.4
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	120.3		173.7
Fair Value, Measurements, Recurring | Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	19,669.1		18,787.5
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,237.5		1,311.4
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	225.0		248.1
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,462.5		1,559.5
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,161.0		3,031.8
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1.3		2.7
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,162.3		3,034.5
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,911.4		7,736.0
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	31.2		54.6
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,942.6		7,790.6
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,311.6		3,317.9
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	43.9		52.7
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,355.5		3,370.6
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	924.2		979.0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	924.2		979.0
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,399.5		1,396.5
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7.5		20.1
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,407.0		1,416.6
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	317.3		512.6
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	32.3		29.5
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	349.6		542.1
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	61.3		80.5
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4.1		14.1
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	65.4		94.6
Fair Value, Measurements, Recurring | Brokered Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	103.0		117.0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17.1		18.2
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	44.2		22.1
Fair Value, Measurements, Recurring | Equity Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 61.3		$ 40.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 137 for additional information on our accounting for discontinued products). At December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million and, at December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.